Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of guarantees in favor of third parties
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Guarantees in favor of customers
Guarantees to Northern Ocean (1)	100	150
Guarantees to Sonadrill (2)	400	400
Total	500	550
(1) Performance guarantees provided on behalf of Northern Ocean of $100 million as at June 30, 2022 (Successor) for the West Mira contract that finished in September 2021 and $150 million as at December 31, 2021 (Predecessor) for the West Mira contract and West Bollsta contracts that finished in May 2021 and February 2022 respectively.
(2) Performance guarantees provided on behalf of Sonadrill of $400 million as at June 30, 2022 (Successor) and $400 million as at December 31, 2021 (Predecessor). The respective contract maturities are November 2022 for the Libongos ($50 million) and October 2023 for the Quenguela ($350 million).